Performance Management - Prospectus Summary	Jan. 31, 2026
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.30 Worst Quarter 2020, Q4: 0.00 The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.86%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Cash Management | Administrative Shares | Average Annual Return, Percent	4.09%	3.09%	2.01%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Administrative Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Administrative shares as of
Bar Chart, Year to Date Return	0.86%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Administrative shares from year to year. The table shows the average annual total returns of the fund's Administrative shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.29 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Administrative shares as of March 31, 2026 was 0.85%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Securities Cash Management | Administrative Shares | Average Annual Return, Percent	4.02%	3.04%	1.96%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Administrative shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Securities Cash Management | Administrative Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Administrative shares as of
Bar Chart, Year to Date Return	0.85%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's BOLD® shares from year to year. The table shows the average annual total returns of the fund's BOLD® shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2025, Q4: 0.98 The year to date total return of the fund's BOLD ® shares as of March 31, 2026 was 0.88%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - BOLD® Shares	12 Months Ended	46 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	4.19%	4.13%
Performance Inception Date		Feb. 23, 2022

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for BOLD® shares, call toll-free 1-800-373-9387 (inside the U.S. only). Clients of institutions should call the institution directly.
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's BOLD® Future shares for the first complete calendar year since the fund commenced offering BOLD® Future shares. The table shows the average annual total returns of the fund's BOLD® Future shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2025, Q3: 0.98 Worst Quarter 2025, Q4: 0.90 The year-to-date total return of the fund's BOLD ® Future shares as of March 31, 2026 was 0.81%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - BOLD® Future Shares	12 Months Ended	19 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	3.87%	4.17%
Performance Inception Date		Jun. 04, 2024

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for BOLD® Future shares, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2020, Q4: 0.00 The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.
Performance [Table]
Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Cash Management | Institutional Shares | Average Annual Return, Percent	[1]	4.19%	3.17%	2.10%
[1]	Reflects the performance of the fund's Institutional shares, which are offered in a separate prospectus.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Independence Point shares, call 212-468-5850 (inside the U.S. only).
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Institutional shares as of
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2020, Q4: 0.00 The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.88%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Cash Management | Institutional Shares | Average Annual Return, Percent	4.19%	3.17%	2.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Institutional shares as of
Bar Chart, Year to Date Return	0.88%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.32 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Institutional shares as of March 31, 2026 was 0.87%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Securities Cash Management | Institutional Shares | Average Annual Return, Percent	4.12%	3.11%	2.05%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Institutional shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Securities Cash Management | Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Institutional shares as of
Bar Chart, Year to Date Return	0.87%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2020, Q4: 0.00 The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.82%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Cash Management | Investor Shares | Average Annual Return, Percent	3.94%	2.98%	1.90%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Investor shares call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Investor shares as of
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Investor shares from year to year. The table shows the average annual total returns of the fund's Investor shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Investor shares as of March 31, 2026 was 0.81%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Securities Cash Management | Investor Shares | Average Annual Return, Percent	3.87%	2.92%	1.85%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Investor shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Securities Cash Management | Investor Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Investor shares as of
Bar Chart, Year to Date Return	0.81%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.22 Worst Quarter 2020, Q4: 0.00 The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.78%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Cash Management | Participant Shares | Average Annual Return, Percent	3.78%	2.87%	1.79%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Participant Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Participant shares as of
Bar Chart, Year to Date Return	0.78%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2020
Dreyfus Government Securities Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Participant shares from year to year. The table shows the average annual total returns of the fund's Participant shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.22 Worst Quarter 2022, Q1: 0.00 The year-to-date total return of the fund's Participant shares as of March 31, 2026 was 0.77%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus Summary | Dreyfus Government Securities Cash Management | Participant Shares | Average Annual Return, Percent	3.71%	2.81%	1.74%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

For the current yield for Participant shares, call toll-free 1-800-373-9387 (inside the U.S. only). Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Securities Cash Management | Participant Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Participant shares as of
Bar Chart, Year to Date Return	0.77%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Service shares from year to year. The table shows the average annual total returns of the fund's Service shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.12 Worst Quarter 2022, Q1: 0.01 The year-to-date total return of the fund's Service shares as of March 31, 2026 was 068%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - Service Shares	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	3.37%	2.57%	2.51%
Performance Inception Date			Nov. 16, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Service shares, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Service Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Service shares as of
Bar Chart, Year to Date Return	68.00%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.12%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's SPARKSM shares from year to year. The table shows the average annual total returns of the fund's SPARKSM shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2024, Q3: 1.30 Worst Quarter 2025, Q4: 0.98 The year to date total return of the fund's SPARK SM shares as of March 31, 2026 was 0.88%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - SPARKSM Shares	12 Months Ended	29 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	4.19%	4.79%
Performance Inception Date		Aug. 15, 2023

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for SPARKSM shares call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.
Money Market Seven Day Yield Phone	1-800-346-3621
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.01 The year to date total return of the fund's Wealth shares as of March 31, 2026 was .082%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - Wealth Shares		12 Months Ended	60 Months Ended	62 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	[1]	3.93%	2.98%	2.91%
Performance Inception Date				Nov. 16, 2020
[1]	Reflects the performance of the fund's Wealth shares, which are offered in a separate prospectus.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for SPARKSM Future shares, call toll-free 1-800-373-9387 (inside U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Wealth Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year to date total return of the fund's Wealth shares as of
Bar Chart, Year to Date Return	0.082%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022
Dreyfus Government Cash Management
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.26 Worst Quarter 2022, Q1: 0.01 The year-to-date total return of the fund's Wealth shares as of March 31, 2026 was 0.82%.
Performance [Table]
Average Annual Total Returns - Prospectus Summary - Dreyfus Government Cash Management - Wealth Shares	12 Months Ended	60 Months Ended	62 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Average Annual Return, Percent	3.93%	2.98%	2.91%
Performance Inception Date			Nov. 16, 2020

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]	For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).
Money Market Seven Day Yield Phone	1-800-373-9387
Performance Availability Website Address [Text]	www.dreyfus.com
Dreyfus Government Cash Management | Wealth Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Wealth shares as of
Bar Chart, Year to Date Return	0.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.26%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Mar. 31, 2022